Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share
	For the Three Months Ended March 31, 2023		For the Three Months Ended March 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(1,855,423)	$(463,822)	$13,517,410	$3,379,108

Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	8,625,000	34,502,500	8,625,000
Basic and diluted net (loss) income per ordinary share	$(0.05)	$(0.05)	$0.39	$0.39

	For the Year Ended December 31, 2022		For the Period from February 2, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$3,252,145	$812,977	$(7,042,556)	$(2,754,733)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	8,625,000	20,412,350	7,984,399

Basic and diluted net income (loss) per ordinary share	$0.09	$0.09	$(0.35)	$(0.35)